Details of Consolidated Statements of Cash Flows - Components of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Bank term deposits, bankers' acceptances and government paper	$ 2,572	$ 1,058
Cash	291	191
Cash and cash equivalents	$ 2,863	$ 1,249	$ 1,551